Fair Value Measurements - Schedule of Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 3,830,000	$ 4,025,000	$ 6,200,000
Fair value, inputs, Level 3 [Member] | Contingent consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 3,830,000	$ 4,025,000	$ 6,200,000